Operations, Business perspectives (Details)		12 Months Ended
	Jun. 12, 2018 Parcel	Dec. 31, 2017 Segment Customer Contract	Dec. 31, 2016	Dec. 31, 2015
Business perspectives [Abstract]
Percentage of contraction in Brazilian GDP			3.60%	3.80%
Number of business segments | Segment		4
Ten Customers [Member]
Business perspectives [Abstract]
Number of major customer | Customer		10
Percentage of total revenue		74.00%
Municipality of Sao Paulo [Member]
Business perspectives [Abstract]
Percentage of total revenue		29.10%
Municipality of Sao Paulo [Member] | Subsequent Event [Member]
Business perspectives [Abstract]
Number of parcels under extended temporary contract	6
Number of parcels under previous contract	2
Number of parcels awarded under extended temporary contract	2
Number of parcels previously serviced	1
Percentage decrease in price under extended temporary contract	7.00%
Percentage decrease in expected monthly revenue	37.70%
Municipality of Curitiba [Member]
Business perspectives [Abstract]
Percentage of total revenue		12.50%
Collection & Cleaning Services [Member]
Business perspectives [Abstract]
Percentage of total revenue		41.70%
Number of municipality contracts | Contract		2